CAPITAL CONTRIBUTIONS (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Mr Chan Ming Dave [Member]
Capital Contributions	$ 0	$ 762,688	$ 4,961,320